Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2018
Prospectus Date	rr_ProspectusDate	Mar. 31, 2018
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPTX